Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Principal Accounting Policies [Abstract]
Estimated useful lives of property and equipment
Estimated Useful Lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Impact of Classification Adjustments on the line items within the Company's consolidated balance sheets
	As of December 31, 2013
	As reported	Adjustments	As revised
	RMB	RMB	RMB
Cash and cash equivalents	1,308,138	(463,000)	845,138
Term deposits and short term investments	93,672	463,000	556,672

Impact of Classification Adjustments on the line items within the Company's consolidated statements of cash flows
	For the year ended December 31, 2013
	As reported	Adjustments	As revised
	RMB	RMB	RMB
Placement of term deposits and short term investments	(186,407)	(2,510,000)	(2,696,407)
Maturity of term deposits and short term investments	327,309	2,047,000	2,374,309
Net cash provided by/(used in) investing activities	111,664	(463,000)	(351,336)
Net increase/(decrease) in cash and cash equivalents	391,969	(463,000)	(71,031)